Shareholder Fees {- Fidelity High Income Fund}	Jun. 29, 2022 USD ($)
04.30 Fidelity Capital & Income Fund, High Income Fund, & Focused High Income Fund Combo PRO-12 | Fidelity High Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none